Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	13,263,066	11,421,393
Ordinary shares, outstanding	13,263,066	11,421,393